T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.4%
COMMUNICATION SERVICES  1.1%
Entertainment  0.5%
IMAX (1) 731,900 27,819
TKO Group Holdings  86,837 17,511
45,330
Interactive Media & Services  0.2%
Cargurus (1) 229,900 7,828
EverQuote, Class A (1) 493,400 7,608
15,436
Media  0.4%
DoubleVerify Holdings (1) 1,475,580 14,018
Nexstar Media Group  107,367 19,415
33,433
Total Communication Services 94,199
CONSUMER DISCRETIONARY  7.9%
Automobile Components  0.6%
Dorman Products (1) 236,262 24,656
Visteon  247,409 22,542
47,198
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (1) 150,051 13,811
13,811
Diversified Consumer Services  1.9%
Covista (1) 318,723 36,733
Frontdoor (1) 586,585 31,007
Laureate Education (1) 900,838 31,385
Liberty Live Holdings, Class C (1) 188,719 17,760
Stride (1) 241,197 21,266
Universal Technical Institute (1) 558,223 20,152
158,303
Hotels, Restaurants & Leisure  1.7%
Boyd Gaming  375,012 30,819
Brinker International (1) 138,335 19,750
Cava Group (1) 87,500 7,079
Churchill Downs  123,249 11,071
Dutch Bros, Class A (1) 387,156 19,613
Life Time Group Holdings (1) 464,200 12,506
Navan, Class A (1) 307,898 4,077

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Planet Fitness, Class A (1) 96,600 7,185
Travel + Leisure  246,875 17,081
Wingstop  47,005 7,284
136,465
Household Durables  1.8%
Cavco Industries (1) 65,804 31,868
Green Brick Partners (1) 426,959 27,518
Installed Building Products  149,530 39,648
SharkNinja (1) 304,100 32,204
TopBuild (1) 46,020 16,167
147,405
Specialty Retail  1.2%
Abercrombie & Fitch, Class A (1) 402,189 36,748
Boot Barn Holdings (1) 219,129 32,072
Build-A-Bear Workshop (2) 234,477 8,781
Burlington Stores (1) 33,440 10,881
Urban Outfitters (1) 117,151 7,421
95,903
Textiles, Apparel & Luxury Goods  0.5%
Birkenstock Holding (1)(2) 558,854 20,024
Crocs (1) 106,147 8,812
Kontoor Brands  191,203 13,440
42,276
Total Consumer Discretionary 641,361
CONSUMER STAPLES  1.4%
Beverages  0.4%
Coca-Cola Consolidated  159,488 30,580
30,580
Consumer Staples Distribution & Retail  0.5%
Casey's General Stores  31,549 22,963
PriceSmart  142,915 21,509
44,472
Food Products  0.1%
Simply Good Foods (1) 444,931 6,385
6,385
Personal Care Products  0.4%
elf Beauty (1) 344,574 20,885
Interparfums  148,967 13,532
34,417
Total Consumer Staples 115,854

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY  4.6%
Energy Equipment & Services  1.8%
Expro Group Holdings (1) 1,122,400 19,541
TechnipFMC  912,963 63,113
Tidewater (1) 164,600 13,753
Weatherford International  570,409 53,949
150,356
Oil, Gas & Consumable Fuels  2.8%
Centrus Energy, Class A (1)(2) 115,747 20,093
Energy Fuels (1)(2) 153,100 2,794
Golar LNG  160,200 8,668
Matador Resources  270,276 17,076
Permian Resources, Class A  3,081,884 65,706
Range Resources  608,248 27,481
Uranium Energy (1) 4,754,225 64,182
Viper Energy, Class A  563,277 26,468
232,468
Total Energy 382,824
FINANCIALS  8.6%
Banks  2.6%
East West Bancorp  377,900 40,345
First BanCorp Puerto Rico  2,246,274 47,980
Fulton Financial  1,447,200 29,436
International Bancshares  314,943 21,193
Popular  388,746 52,158
UMB Financial  201,200 22,693
213,805
Capital Markets  2.6%
Affiliated Managers Group  96,534 26,711
Lazard  298,121 12,664
Marex Group  1,071,388 47,763
Moelis, Class A  121,717 6,938
StepStone Group, Class A  531,985 25,386
StoneX Group (1) 1,137,405 91,732
211,194
Consumer Finance  1.3%
Enova International (1) 264,669 35,950
FirstCash Holdings  375,874 70,664
106,614

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  1.0%
Euronet Worldwide (1) 102,426 6,798
EVERTEC  454,082 12,814
Marqeta, Class A (1) 3,551,938 14,492
Payoneer Global (1) 6,547,925 31,626
Sezzle (1)(2) 285,758 18,086
83,816
Insurance  1.1%
Palomar Holdings (1) 160,103 19,132
Primerica  95,409 23,898
SiriusPoint (1) 261,000 5,622
Skyward Specialty Insurance Group (1) 870,228 38,012
86,664
Total Financials 702,093
HEALTH CARE  23.8%
Biotechnology  12.6%
ACADIA Pharmaceuticals (1) 356,143 7,928
ADMA Biologics (1) 1,527,417 13,762
Alkermes (1) 900,922 31,857
Apogee Therapeutics (1) 264,646 22,275
Arcutis Biotherapeutics (1) 251,797 5,932
Arrowhead Pharmaceuticals (1) 396,461 24,858
Ascendis Pharma, ADR (1) 78,700 18,001
Beam Therapeutics (1)(2) 758,540 18,076
Bicara Therapeutics (1) 287,800 5,724
Biohaven (1) 321,120 2,717
Bridgebio Pharma (1) 906,623 67,326
Caris Life Sciences (1)(2) 426,121 7,619
Catalyst Pharmaceuticals (1) 503,086 12,456
Celcuity (1)(2) 125,840 14,363
Celldex Therapeutics (1) 371,327 11,778
CG oncology (1) 631,781 42,759
Cogent Biosciences (1) 832,296 32,035
Corvus Pharmaceuticals (1)(2) 567,600 8,304
Cullinan Therapeutics (1) 297,800 4,232
Cytokinetics (1) 148,708 9,801
Denali Therapeutics (1) 482,214 9,258
Dianthus Therapeutics (1) 113,146 9,495
Disc Medicine (1) 317,503 20,301
Dyne Therapeutics (1) 582,369 10,558
Evommune (1) 168,800 3,881
Halozyme Therapeutics (1) 89,912 5,811

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ideaya Biosciences (1) 112,700 3,755
Immunome (1) 229,760 5,025
Immunovant (1) 109,200 2,713
Insmed (1) 79,071 12,930
Ionis Pharmaceuticals (1) 227,425 17,077
Kodiak Sciences (1) 180,800 6,892
Krystal Biotech (1) 74,433 19,228
Kymera Therapeutics (1) 567,076 47,232
Madrigal Pharmaceuticals (1) 74,333 38,911
Mineralys Therapeutics (1) 383,929 10,401
Mirum Pharmaceuticals (1) 334,932 30,941
Monte Rosa Therapeutics (1) 565,639 9,305
Natera (1) 176,550 35,308
Nurix Therapeutics (1) 546,254 8,467
Nuvalent, Class A (1) 368,290 37,731
Olema Pharmaceuticals (1)(2) 153,600 2,290
ORIC Pharmaceuticals (1) 950,201 12,039
Palvella Therapeutics (1) 46,729 5,825
Praxis Precision Medicines (1) 51,796 16,688
Protagonist Therapeutics (1) 96,620 10,184
PTC Therapeutics (1) 303,472 20,676
Replimune Group (1)(2) 1,599,648 12,237
Revolution Medicines (1) 268,963 26,157
Rhythm Pharmaceuticals (1) 358,073 31,142
Roivant Sciences (1) 381,800 10,576
Scholar Rock Holding (1) 801,547 39,404
Soleno Therapeutics (1) 253,965 8,503
Spyre Therapeutics (1) 273,547 13,798
Stoke Therapeutics (1) 370,487 12,063
TG Therapeutics (1) 373,900 12,421
Travere Therapeutics (1) 242,014 7,190
Tyra Biosciences (1) 160,400 6,143
Ultragenyx Pharmaceutical (1) 190,069 3,982
Vaxcyte (1) 151,941 8,829
Vera Therapeutics (1) 681,881 27,432
Viridian Therapeutics (1) 680,599 13,313
Xencor (1) 586,896 7,078
Xenon Pharmaceuticals (1) 440,241 25,600
1,040,593
Health Care Equipment & Supplies  2.7%
Globus Medical, Class A (1) 337,330 29,064
Haemonetics (1) 288,927 16,284
Kestra Medical Technologies (1)(2) 468,900 9,345

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lantheus Holdings (1) 551,392 41,823
LeMaitre Vascular  211,096 23,045
Merit Medical Systems (1) 462,282 31,865
STERIS  75,569 16,711
TransMedics Group (1)(2) 242,062 24,064
UFP Technologies (1) 161,117 31,192
223,393
Health Care Providers & Services  5.5%
Addus HomeCare (1) 93,859 8,790
Billiontoone, Class A (1)(2) 110,110 8,692
BrightSpring Health Services (1) 1,591,498 67,814
Concentra Group Holdings Parent  815,393 17,490
Encompass Health  399,546 38,648
Ensign Group  422,299 85,093
Guardant Health (1) 868,132 80,189
HealthEquity (1) 449,983 37,605
Option Care Health (1) 1,120,952 30,176
Oscar Health, Class A (1) 531,700 6,099
RadNet (1) 396,144 22,141
Tenet Healthcare (1) 277,860 52,435
455,172
Health Care Technology  0.3%
Waystar Holding (1) 881,755 21,259
21,259
Life Sciences Tools & Services  0.9%
Adaptive Biotechnologies (1) 1,101,637 15,291
Charles River Laboratories International (1) 104,500 18,026
Medpace Holdings (1) 53,587 25,732
Repligen (1) 114,688 13,512
72,561
Pharmaceuticals  1.8%
Alumis (1) 329,100 7,250
Axsome Therapeutics (1) 300,088 50,721
Crinetics Pharmaceuticals (1) 833,628 30,277
Liquidia (1) 224,600 8,477
MediWound (1)(2) 157,100 2,531
Ocular Therapeutix (1) 1,071,000 9,071
Prestige Consumer Healthcare (1) 344,876 20,441
Terns Pharmaceuticals (1) 122,200 6,442

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
WaVe Life Sciences (1) 1,412,494 10,241
145,451
Total Health Care 1,958,429
INDUSTRIALS & BUSINESS SERVICES  26.0%
Aerospace & Defense  4.4%
ATI (1) 160,696 23,375
BWX Technologies  63,144 12,912
Carpenter Technology  93,241 36,751
Curtiss-Wright  44,099 30,037
Hexcel  320,153 25,910
Karman Holdings (1)(2) 566,795 45,372
Kratos Defense & Security Solutions (1) 504,750 35,590
Leonardo DRS  470,531 20,948
Moog, Class A  212,442 62,169
StandardAero (1) 534,651 13,810
VSE  149,931 27,647
Woodward  82,047 29,366
363,887
Building Products  2.1%
AZZ  215,383 26,951
CSW Industrials  96,850 25,237
Griffon  169,816 12,342
Modine Manufacturing (1) 395,200 85,644
Simpson Manufacturing  133,070 22,838
173,012
Commercial Services & Supplies  0.4%
Brink's  347,500 36,011
36,011
Construction & Engineering  3.7%
API Group (1) 813,829 32,976
Argan  33,800 18,409
Dycom Industries (1) 109,620 37,141
EMCOR Group  13,632 10,065
Fluor (1) 112,400 5,243
Granite Construction  62,600 7,505
IES Holdings (1)(2) 40,600 19,345
Primoris Services  315,300 45,101
Sterling Infrastructure (1) 237,814 96,855
Valmont Industries  79,924 31,935
304,575

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment  4.6%
Acuity  165,400 46,348
Babcock & Wilcox Enterprises (1) 89,782 1,319
Bloom Energy, Class A (1) 761,100 103,122
Nextpower, Class A (1) 1,049,625 126,532
nVent Electric  449,800 53,202
Powell Industries  19,900 10,768
Shoals Technologies Group, Class A (1) 1,106,892 7,283
Vicor (1) 179,000 28,819
377,393
Ground Transportation  0.6%
Lyft, Class A (1) 601,300 7,997
Saia (1) 108,425 38,088
46,085
Machinery  7.2%
Allison Transmission Holdings  202,514 23,706
Atmus Filtration Technologies  1,201,311 68,198
Crane  88,508 15,135
Enpro  49,500 12,407
Esab  446,139 43,124
ESCO Technologies  154,900 43,584
Federal Signal  559,746 60,531
JBT Marel  332,600 42,530
Kadant (2) 126,964 37,118
Mueller Industries  440,204 48,775
RBC Bearings (1) 23,407 12,713
SPX Technologies (1) 389,622 77,901
Toro  295,602 27,621
Watts Water Technologies, Class A  262,334 76,153
589,496
Marine Transportation  0.4%
Kirby (1) 228,435 30,354
30,354
Professional Services  1.7%
Booz Allen Hamilton Holding  239,339 18,676
CACI International, Class A (1) 17,506 9,521
FTI Consulting (1) 125,878 22,251
Genpact  670,880 24,990
Huron Consulting Group (1) 139,303 17,760
Upwork (1)(2) 3,513,751 38,511

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Verra Mobility (1) 360,386 5,150
136,859
Trading Companies & Distributors  0.9%
Applied Industrial Technologies  153,096 40,619
SiteOne Landscape Supply (1) 222,543 29,623
70,242
Total Industrials & Business Services 2,127,914
INFORMATION TECHNOLOGY  20.3%
Communications Equipment  1.0%
Digi International (1) 450,881 21,732
Viavi Solutions (1) 1,949,700 64,886
86,618
Electronic Equipment, Instruments & Components  6.4%
Advanced Energy Industries  106,800 34,465
Badger Meter  132,282 20,153
Bel Fuse, Class B  227,925 45,125
Belden  595,198 68,347
Cognex  915,329 44,842
ePlus  174,672 13,144
Fabrinet (1) 271,459 141,571
Itron (1) 337,956 30,291
Novanta (1)(2) 186,529 22,031
OSI Systems (1)(2) 177,008 46,997
Teledyne Technologies (1) 101,796 61,588
528,554
IT Services  0.4%
Applied Digital (1)(2) 184,000 4,368
DigitalOcean Holdings (1)(2) 368,800 31,636
36,004
Semiconductors & Semiconductor Equipment  6.4%
Astera Labs (1) 67,200 7,365
Axcelis Technologies (1) 210,358 19,580
Cirrus Logic (1) 105,628 15,276
Credo Technology Group Holding (1) 725,628 68,115
Entegris  330,398 38,736
Impinj (1) 133,000 13,659
Lattice Semiconductor (1) 280,071 25,979
MACOM Technology Solutions Holdings (1) 170,367 37,833
MKS  201,856 46,388
Monolithic Power Systems  23,522 25,718
Onto Innovation (1) 154,503 31,684

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Photronics (1) 657,983 26,589
Power Integrations (2) 185,100 9,477
Rambus (1) 1,102,692 94,865
SiTime (1) 106,902 36,919
Synaptics (1) 139,785 9,790
Tower Semiconductor (1) 112,900 19,812
527,785
Software  5.8%
A10 Networks  740,567 17,122
ACI Worldwide (1) 722,558 29,632
Agilysys (1) 251,740 17,909
Alarm.com Holdings (1) 273,299 11,804
Appfolio, Class A (1) 200,788 31,688
BILL Holdings (1) 709,273 27,165
BlackLine (1) 170,000 6,290
CCC Intelligent Solutions Holdings (1) 4,912,077 29,472
Commvault Systems (1) 135,237 10,534
Core Scientific (1)(2) 289,400 4,329
Descartes Systems Group (1) 479,832 34,337
HubSpot (1) 66,200 16,159
InterDigital  317,577 95,908
JFrog (1) 403,700 18,946
Pegasystems  464,252 19,759
Procore Technologies (1) 198,600 11,320
PTC (1) 244,753 34,875
Q2 Holdings (1) 359,399 17,000
Qualys (1) 58,075 5,102
SPS Commerce (1) 143,525 7,990
Teradata (1) 223,100 5,718
Workiva (1) 343,631 20,491
473,550
Technology Hardware, Storage & Peripherals  0.3%
IonQ (1)(2) 818,694 23,603
23,603
Total Information Technology 1,676,114
MATERIALS  3.4%
Chemicals  1.5%
Balchem  52,130 8,835
Cabot  331,010 24,928
Element Solutions  608,950 20,789
NewMarket  41,215 26,417
RPM International  286,254 28,454

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Solstice Advanced Materials  219,800 16,740
126,163
Construction Materials  0.4%
Knife River (1) 388,206 31,697
31,697
Metals & Mining  1.4%
Alamos Gold, Class A (CAD)  250,100 11,127
Artemis Gold (CAD) (1) 565,000 15,332
Coeur Mining (1) 2,868,200 53,836
Ivanhoe Electric (1) 618,613 7,312
MP Materials (1)(2) 184,834 8,920
Warrior Met Coal  239,129 22,275
118,802
Paper & Forest Products  0.1%
Louisiana-Pacific  143,404 10,433
10,433
Total Materials 287,095
REAL ESTATE  1.3%
Health Care Real Estate Investment Trusts  0.3%
American Healthcare REIT, REIT  501,373 23,645
23,645
Hotel & Resort Real Estate Investment Trusts  0.3%
Ryman Hospitality Properties, REIT  239,563 22,104
22,104
Industrial Real Estate Investment Trusts  0.1%
Rexford Industrial Realty, REIT  350,779 11,481
11,481
Real Estate Management & Development  0.1%
Jones Lang LaSalle (1) 28,000 8,521
8,521
Specialized Real Estate Investment Trusts  0.5%
Lamar Advertising, Class A, REIT  225,506 28,563
Smartstop Self Storage REIT, REIT  377,222 11,422
39,985
Total Real Estate 105,736
Total Common Stocks (Cost $6,369,969) 8,091,619

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4) 122,812,077 122,812
Total Short-Term Investments (Cost $122,812) 122,812
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4) 60,938,316 60,938
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 60,938
Total Securities Lending Collateral (Cost $60,938) 60,938
Total Investments in Securities  100.6%
(Cost $6,553,719) $ 8,275,369
Other Assets Less Liabilities (0.6)% (48,676)
Net Assets 100.0% $ 8,226,693
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 433
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 433+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 36,426  ¤  ¤ $ 122,812
T. Rowe Price Treasury
Reserve Fund, 3.68% 154,080  ¤  ¤ 60,938
Total $ 183,750^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $433 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $183,750.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Small-Cap Growth Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F120-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,065,160 $ 26,459 $ — $ 8,091,619
Short-Term Investments 122,812 — — 122,812
Securities Lending Collateral 60,938 — — 60,938
Total $ 8,248,910 $ 26,459 $ — $ 8,275,369